Segment disclosure - Disclosure of detailed information about geographical revenues segment reporting (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 224,877	$ 213,630
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	140,279	111,305
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	59,333	45,269
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	25,265	57,056
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	187,433	177,835
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	134,544	106,780
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	27,624	13,999
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	25,265	57,056
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	21,396	20,416
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	1,112	554
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	20,284	19,862
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	1,554	2,150
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	6	52
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	1,548	2,098
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	4,617	3,919
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	4,617	3,919
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	9,877	9,310
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	9,877	9,310
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 0	$ 0